UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

                  Name:     Lockwood Advisors, Inc.
                  Address:  10 Valley Stream Parkway, Malvern, PA 19355


Form 13F File Number:      28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

                  Name:    Elizabeth C. Detwiler
                           Lockwood Advisors, Inc.
                  Title:   Assistant Secretary
                  Phone:   (610) 695-9150

                  Signature, Place, and Date of Signing:


/s/ Elizabeth C. Detwiler           Malvern, PA           February 14, 2006
        Signature                   City, State                 Date

Report Type: (Check only one.):

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


         Form 13F File Number          Name

         28-04558                      Parametric Portfolio Associates

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                                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:   6

Form 13F Information Table Entry Total:   $107,664,000




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number                 Name
 1                                            The Bank of New York Co., Inc.


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

            COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5  COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR  SH/  PUT/ INVESTMENT    OTHER
         NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED      NONE

VANGUARD INDEX TR  REIT VIPERS  COMMON    922908553     885      14,870  SH         DEFINED        1                          14,870
ISHARES TR 1-3 YR TREAS INDEX   COMMON    464287457   3,222      40,173  SH         DEFINED        1                          40,173
ISHARES TR MSCI EAFE INDEX      COMMON    464287465   9,968     167,755  SH         DEFINED        1                         167,755
ISHARES TR RUSSELL 1000 VALUE
INDEX FUND                      COMMON    464287598  12,859     186,293  SH         DEFINED        1                         186,293
ISHARES TR LEHMAN AGG BND       COMMON    464287226  28,827     286,585  SH         DEFINED        1                         286,585
SPDR TR UNIT SER 1              COMMON    7846F103   51,900     416,841  SH         DEFINED        1                         416,841



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